Basic and Diluted Loss per Share (Details) - Schedule of computation of basic and diluted loss per share - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Computation of Basic and Diluted Loss Per Share [Abstract]
Net Loss (in Dollars)	$ (9,446,454)	$ (552,436)	$ 182,116
Basic weighted-average number of shares outstanding	15,884,041	13,008,669	13,007,995
Assumed conversion of dilutive stock options and warrants
Diluted weighted-average number of shares outstanding	15,884,041	13,008,669	13,007,995
Basic loss per share (in Dollars per share)	$ (0.6)	$ (0.04)	$ (0.01)